Employee Benefit Plans - Estimated Future Benefit Payments (Details) - Pension Plans [Member] $ in Millions	Dec. 31, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2018	$ 1.0
2019	1.1
2020	1.1
2021	1.2
2022	1.2
2023 – 2027	$ 7.1